Accounts Receivable Factoring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivables [Line Items]
Amount outstanding under accounts receivable transfer agreements without recourse	$ 89,015	$ 85,678	$ 73,686	$ 90,829
Total amount of accounts receivable without recourse	113,402	92,647	332,004	257,490
Loss on the sale of receivables	645	609	2,216	2,047
Amount outstanding under accounts receivable transfer agreements with recourse	15,197	17,552	13,708	13,865
Total amount of accounts receivable with recourse	22,712	24,539	81,596	58,950
Loss on sale of receivables with recourse	$ 84	$ 110	$ 340	$ 363
Secured debt maturity period	1 year